INTEREST BEARING LOANS AND BORROWINGS - Gold leasing agreements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Proceeds from a gold leasing arrangement	$ 994,263	¥ 6,921,860	¥ 2,323,105	¥ 7,804,083
Repayment of principal lease amount		¥ 1,608,000
Minimum
Disclosure of detailed information about borrowings [line items]
Lease agreement term	6 months	6 months
Annual lease fee rates (as a percent)	3.70%	3.70%
Maximum
Disclosure of detailed information about borrowings [line items]
Lease agreement term	12 months	12 months
Annual lease fee rates (as a percent)	4.50%	4.50%
Fixed interest rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.70%	3.70%	4.10%
Fixed interest rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.50%	4.50%	4.50%